Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028 | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.50%
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028 | Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $597.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.60%
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028 | Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $645.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028 | Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $645.35 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028 | Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $691.57 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.80%)